PREFERRED STOCK (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Outstanding - Beginning Balance	84,553,306	12,584,829
Number of Shares - Issued in connection with convertible debt offerings	45,000,000	83,333,250
Preferred Stock Option Outstanding - Options Exercised	(82,916,584)	0
Preferred Stock Option Outstanding - Options Cancelled		(11,364,773)
Option Outstanding - Ending Balance	46,636,722	84,553,306	12,584,829
Weighted Average Exercise Price - Beginning Balance	$ 0.06	$ 0.04
Weighted Average Exercise Price - Issued in connection with convertible debt offerings	0.12	0.06
Weighted Average Exercise Price - Exercised	0.06	0
Weighted Average Exercise Price - Options cancelled		0.04
Weighted Average Exercise Price - Ending Balance	$ 0.12	$ 0.06	$ 0.04
Weighted Average Remaining Contractual Term-Balance	4 years 22 days	2 years 8 months 8 days	4 years 8 months 26 days